Share capital and reserves - Changes in stock options (Details) - $ / shares									12 Months Ended
	Aug. 08, 2025	Jul. 21, 2025	Dec. 18, 2024	Oct. 18, 2024	Apr. 08, 2024	Mar. 04, 2024	Feb. 23, 2024	Feb. 09, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital and reserves
Number of warrants balance at ending									4,254,709	2,830,737	1,125,210
Exercise price at beginning									$ 3.6
Number of options granted	156,849	1,267,123		810,810			74,950	824,767
Exercise price balance at ending									$ 2.82	$ 3.6
Stock options
Share capital and reserves
Number of options balance at beginning											128,240
Number of warrants granted			13,000		8,000	39,483					8,000
Number of options expired									(18,002)	(16,642)	(32,318)
Number of warrants balance at ending									129,761	147,763	103,922
Number of options vested balance at end									109,596
Exercise price at beginning									$ 10.8	$ 16.6	$ 21.75
Exercise price granted			$ 1.75		$ 5	$ 4.5					2.9
Exercise price expired									12.86	22.22	33.65
Exercise price balance at ending									10.51	$ 10.8	$ 16.6
Exercise price vested balance at end									$ 11.86